In-process research and development asset	12 Months Ended
Dec. 31, 2019
In-process research and development asset:
In-process research and development asset:

7.   In-process research and development asset:

BELLUS Health acquired the IPR&D asset related to BLU‑5937 in February 2017 through the obtention from the NEOMED Institute (“NEOMED”) of an exclusive worldwide license to develop and commercialize BLU‑5937, a potent, highly selective, orally bioavailable small molecule antagonist of the P2X3 receptor, a clinically validated target for chronic cough. The IPR&D asset is accounted for as an indefinite-lived intangible asset until the project, currently in its clinical phase, is completed or abandoned, at which point it will be amortized or impaired, respectively. The carrying value of the IPR&D asset related to BLU‑5937 amounted to $2,359 as at December 31, 2019 and 2018.

Under the terms of the agreement, NEOMED provided development support to the BLU‑5937 program, of which an amount of $475 was received by the Company in May 2018.

As at December 31, 2019 and 2018, the carrying amount of the IPR&D asset related to BLU‑5937 did not exceed its estimated recoverable amount. The recoverability of this asset is dependent on successfully developing this project and achieving the expected future revenues from commercialization.